UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07850

                                             PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                    Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:       1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:     August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C  A d v a n t a g e  F u n d s

I N V E S T M E N T    A B B R E V I A T I O N S    A N D    D E F I N I T I O N S

A u g u s t  3 1 ,  2 0 1 5  ( U n a u d i t e d )

Cl — Class
DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on August 31, 2015, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2015, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5  ( U n a u d i t e d )

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.0%
Federal Farm Credit Bank — 0.6%
Federal Farm Credit Bank (DN)
0.060%, 09/25/15	$500	$500

Federal Home Loan Bank — 25.1%
Federal Home Loan Bank (DN)
0.140%, 09/02/15	880	880
0.165%, 09/09/15	2,300	2,300
0.085%, 09/17/15	1,000	1,000
0.065%, 09/25/15	550	550
0.080%, 10/02/15	400	400
0.080%, 10/05/15	700	700
0.090%, 10/07/15	1,800	1,800
0.125%, 10/09/15	800	800
0.091%, 10/14/15	500	500
0.110%, 10/16/15	1,400	1,400
0.091%, 10/21/15	1,500	1,500
0.100%, 10/23/15	640	640
0.105%, 10/28/15	800	800
0.118%, 10/30/15	600	600
0.100%, 11/04/15	700	700
0.160%, 11/06/15	1,500	1,499
0.180%, 11/09/15	1,000	1,000
0.120%, 11/12/15	550	550
0.135%, 11/18/15	1,500	1,499
0.120%, 11/25/15	800	800
0.220%, 12/04/15	800	799
0.150%, 12/15/15	1,244	1,243

		21,960

Federal Home Loan Mortgage Corporation — 13.1%
Federal Home Loan Mortgage Corporation (DN)
0.080%, 09/08/15	1,500	1,500
0.070%, 09/29/15	1,000	1,000
0.075%, 10/01/15	600	600
0.139%, 10/02/15	1,700	1,700
0.060%, 10/05/15	800	800
0.125%, 10/20/15	700	700
0.070%, 10/23/15	800	800
0.110%, 10/29/15	400	400
0.140%, 11/04/15	800	800
0.150%, 12/02/15	700	700
0.201%, 12/07/15	1,330	1,329
0.140%, 12/30/15	500	500
0.185%, 01/21/16	633	632

		11,461

	Par	Value
	(000)	(000)

Federal National Mortgage Association — 14.2%
Federal National Mortgage Association (DN)
0.126%, 09/01/15	$1,250	$ 1,250
0.070%, 10/07/15	2,487	2,487
0.065%, 10/14/15	400	400
0.133%, 11/04/15	1,700	1,699
0.115%, 11/06/15	900	900
0.130%, 11/12/15	700	700
0.120%, 11/17/15	500	500
0.105%, 11/18/15	600	600
0.149%, 11/25/15	1,700	1,699
0.135%, 12/10/15	900	900
0.130%, 12/17/15	600	600
0.180%, 01/27/16	650	649
		12,384

Total U.S. Government Agency Obligations (Cost $46,305)		46,305

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Notes — 4.0%
0.250%, 10/31/15	1,000	1,000
0.095%, 01/31/16 (FRN)	1,600	1,600
0.103%, 10/31/16 (FRN)	880	880

Total U.S. Treasury Obligations (Cost $3,480)		3,480

	Number of Shares
MONEY MARKET FUND — 0.6%
Invesco Government & Agency Portfolio
0.040% (A)	500,000	500

Total Money Market Fund (Cost $500)		500

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
REPURCHASE AGREEMENTS — 42.6%

Credit Suisse Securities LLC

0.130% (dated 08/31/15, due 09/01/15, repurchase price $5,000,018, collateralized by U.S. Treasury Note, 2.125%, due 06/30/21, total value $5,101,500)	$5,000	$5,000

Goldman Sachs & Co.

0.110% (dated 08/31/15, due 09/01/15, repurchase price $7,000,021, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.000% to 4.000%, due 04/01/42 to 09/01/42, total value $7,140,001)	7,000	7,000

HSBC Securities USA

0.120% (dated 08/31/15, due 09/01/15, repurchase price $7,000,023, collateralized by Federal National Mortgage Association Bond, 5.000%, due 08/01/34, total value $7,140,184) (B)	7,000	7,000

0.110% (dated 08/31/15, due 09/01/15, repurchase price $5,000,015, collateralized by U.S. Treasury Notes, 0.7500%, due 06/30/17 to 03/31/18 , total value $5,100,449) (B)	5,000	5,000

	Par	Value
	(000)	(000)

Merrill Lynch Pierce Fenner & Smith

0.100% (dated 08/31/15, due 09/01/15, repurchase price $7,277,020, collateralized by Federal Home Loan Mortgage Corporation Bond, 0.000%, due 05/04/37, total value $7,422,774)	$7,277	$ 7,277

Toronto Dominion Securities LLC

0.130% (dated 08/31/15, due 09/01/15, repurchase price $6,000,022, collateralized by U.S. Treasury Note, 2.000%, due 11/30/20, total value $6,120,016)	6,000	6,000

Total Repurchase Agreements (Cost $37,277)		37,277

TOTAL INVESTMENTS — 100.2% (Cost $87,562)*		87,562
Other Assets & Liabilities — (0.2)%		(145)
TOTAL NET ASSETS — 100.0%		$87,417

* Also cost for Federal income tax purposes.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $12,000(000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$500	$–	$–	$500

Repurchase Agreements	–	37,277	–	37,277

U.S. Government Agency Obligations	–	46,305	–	46,305

U.S. Treasury Obligations	–	3,480	–	3,480

Total Assets - Investments in Securities	$500	$87,062	$–	$87,562

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5  ( U n a u d i t e d )

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 2.6%
Automotive — 2.6%
CarMax Auto Owner Trust,
Series 2015-1, Cl A1
0.240%, 03/15/16	$ 761	$ 761
Ford Credit Auto Lease Trust,
Series 2015-A, Cl A1
0.320%, 05/16/16 144A	3,413	3,413
Huntington Auto Trust,
Series 2015-1, Cl A1
0.350%, 06/15/16	3,480	3,480
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Cl A1
0.280%, 03/15/16 144A	2,364	2,364
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Cl A1
0.380%, 06/15/16 144A	4,742	4,742
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A1
0.330%, 04/15/16	1,375	1,375
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A1
0.390%, 08/15/16	7,726	7,726
Porsche Innovative Lease Owner Trust,
Series 2015-1, Cl A1
0.320%, 05/23/16 144A	2,113	2,114
USAA Auto Owner Trust,
Series 2015-1, Cl A1
0.380%, 08/15/16	4,037	4,037

		30,012

Total Asset-Backed Securities (Cost $30,012)		30,012

CERTIFICATES OF DEPOSIT — 4.3%
Yankee — 4.3%
Canadian Imperial Bank of Commerce NY
0.150%, 09/21/15	6,500	6,500
0.150%, 10/05/15	6,500	6,500
0.240%, 10/28/15	6,500	6,500
DnB Bank ASA
0.240%, 09/21/15	7,000	6,999
HSBC USA
0.368%, 02/17/16	7,250	7,250
Nordea Bank Finland NY
0.255%, 10/28/15	6,500	6,500
Svenska Handelsbanken
0.220%, 09/17/15	9,000	9,000

		49,249

Total Certificates of Deposit (Cost $49,249)		49,249

ASSET-BACKED COMMERCIAL PAPER† — 21.2%
Financial Services — 21.2%
Alpine Securitization
0.210%, 09/01/15	1,900	1,900
0.260%, 10/01/15	6,000	5,999
CAFCO LLC
0.280%, 11/25/15	6,000	5,996
Charta
0.200%, 09/23/15	7,000	6,999

	Par	Value
	(000)	(000)

Ciesco LLC
0.160%, 09/01/15	$3,000	$3,000
Collateralized CP II LLC
0.240%, 09/02/15	5,000	5,000
0.250%, 09/18/15	4,000	3,999
0.240%, 10/13/15	6,000	5,998
CRC Funding LLC
0.180%, 09/21/15	3,500	3,500
0.250%, 09/23/15	2,000	2,000
Erste Abwicklungsanstalt
0.320%, 11/23/15	7,000	6,995
Fairway Finance LLC
0.261%, 10/16/15	9,000	8,997
0.250%, 11/09/15	6,000	5,997
Gotham Funding
0.170%, 09/02/15	6,500	6,500
0.180%, 09/24/15	3,000	3,000
Kells Funding LLC
0.280%, 11/20/15	5,000	4,997
Liberty Street Funding LLC
0.200%, 09/09/15	5,000	5,000
0.200%, 09/21/15	7,000	6,999
0.240%, 09/28/15	7,000	6,999
0.230%, 10/05/15	6,000	5,999
0.250%, 10/19/15	7,000	6,998
0.250%, 10/22/15	4,500	4,498
Matchpoint Finance PLC
0.320%, 11/16/15	7,000	6,995
Nieuw Amsterdam Receivables
0.150%, 09/04/15	6,500	6,500
0.260%, 09/10/15	3,365	3,365
0.160%, 09/22/15	6,500	6,499
0.220%, 10/01/15	4,000	3,999
0.230%, 10/02/15	7,000	6,999
0.270%, 11/12/15	6,000	5,997
Old Line Funding LLC
0.200%, 09/16/15	7,000	6,999
0.250%, 10/20/15	7,000	6,998
Regency Markets No. 1 LLC
0.180%, 09/16/15	6,500	6,499
0.200%, 09/21/15	4,000	3,999
Starbird Funding
0.250%, 09/15/15	7,000	6,999
0.280%, 10/05/15	4,195	4,194
0.300%, 11/09/15	4,500	4,497
Thunder Bay Funding LLC
0.150%, 09/25/15	6,000	5,999
0.230%, 10/01/15	7,000	6,999
0.230%, 10/05/15	3,500	3,499
0.361%, 12/07/15	5,500	5,495
Victory Receivables
0.170%, 09/08/15	2,000	2,000
0.170%, 09/18/15	5,000	5,000
0.180%, 09/22/15	2,000	2,000
0.200%, 10/02/15	7,000	6,999
0.220%, 10/09/15	7,000	6,998

Total Asset-Backed Commercial Paper (Cost $242,898)		242,898

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
COMMERCIAL PAPER† — 35.0%
Banks — 10.0%
Australia & New Zealand Banking Group
0.240%, 10/26/15	$6,500	$6,498
BNP Paribas
0.050%, 09/01/15	11,000	11,000
Commonwealth Bank of Australia
0.230%, 10/08/15	11,000	10,997
0.250%, 11/10/15	5,000	4,998
Credit Suisse NY
0.280%, 10/21/15	4,000	3,998
DnB Bank ASA
0.145%, 09/28/15	6,500	6,499
0.235%, 10/05/15	11,000	10,998
0.220%, 10/21/15	4,000	3,999
European Investment Bank
0.170%, 09/25/15	7,000	6,999
HSBC USA
0.320%, 12/01/15	6,500	6,495
Oversea-Chinese Banking
0.200%, 09/02/15	7,000	7,000
0.210%, 09/09/15	5,000	5,000
Svenska Handelsbanken
0.220%, 09/14/15	9,250	9,249
0.170%, 09/22/15	7,000	6,999
0.300%, 11/23/15	7,000	6,995
Toronto-Dominion Holdings
0.130%, 09/02/15	6,500	6,500

		114,224

Consumer Staples — 0.6%
Colgate-Palmolive
0.110%, 09/17/15	7,000	7,000

Education Services — 0.2%
Northwestern University
0.150%, 09/29/15	2,000	2,000

Financial Services — 12.0%
American Honda Finance
0.120%, 09/09/15	5,000	5,000
0.130%, 09/25/15	4,000	4,000
0.130%, 10/06/15	4,850	4,849
0.160%, 10/21/15	3,225	3,224
0.190%, 11/05/15	6,000	5,998
BMW US Capital LLC
0.150%, 09/08/15	4,000	4,000
0.110%, 09/11/15	6,000	6,000
0.130%, 10/01/15	5,000	4,999
0.160%, 10/13/15	7,000	6,999
CPPIB Capital
0.149%, 09/15/15	11,000	10,999
0.160%, 09/23/15	5,000	4,999
0.120%, 09/25/15	4,000	4,000
0.130%, 10/01/15	6,500	6,499
0.150%, 10/06/15	6,000	5,999
0.230%, 11/23/15	7,000	6,996
Novartis Finance
0.100%, 09/18/15	6,500	6,500
PACCAR Financial
0.120%, 09/18/15	6,250	6,250
0.130%, 09/25/15	5,000	4,999
Toyota Motor Credit
0.200%, 09/29/15	9,000	8,999

	Par	Value
	(000)	(000)

0.248%, 12/14/15	$15,100	$15,100
0.381%, 01/11/16	4,500	4,494
0.302%, 06/13/16	6,750	6,750

		137,653

Food, Beverage & Tobacco — 1.1%
Coca-Cola
0.230%, 10/28/15	7,000	6,997
0.250%, 11/23/15	6,000	5,997

		12,994

Healthcare — 1.5%
Abbott Laboratories
0.120%, 09/24/15	11,000	10,999
Sanofi
0.130%, 09/25/15	6,500	6,500

		17,499

Industrials — 1.4%
3M
0.100%, 09/28/15	8,500	8,499
General Electric
0.160%, 09/08/15	7,100	7,100

		15,599

Information Technology — 3.5%
Apple
0.110%, 09/16/15	6,500	6,500
0.120%, 09/21/15	2,000	2,000
0.190%, 10/28/15	11,000	10,997
International Business Machines
0.110%, 09/21/15	6,500	6,499
0.120%, 09/23/15	13,500	13,499

		39,495

Insurance — 3.1%
MetLife Short Term Funding LLC
0.140%, 09/01/15	7,000	7,000
0.165%, 09/23/15	5,500	5,499
0.170%, 09/28/15	8,000	7,999
0.170%, 10/05/15	8,000	7,999
0.200%, 10/26/15	4,000	3,999
New York Life Capital
0.130%, 10/21/15	3,000	2,999

		35,495

Retail — 0.6%
Walmart Stores
0.090%, 09/09/15	7,000	7,000

Sovereign Agency — 1.0%
Kreditansalt Fur Wiederaufbau
International Finance (Germany)
0.160%, 09/30/15	5,000	4,999
0.220%, 10/23/15	6,500	6,498

		11,497

Total Commercial Paper (Cost $400,456)		400,456

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5  ( U n a u d i t e d )

	Par	Value
	(000)	(000)
CORPORATE BOND — 0.7%
Banks — 0.7%
Wells Fargo Bank NA (MTN) (FRN)
0.406%, 09/15/15	$8,000	$ 8,000

Total Corporate Bond (Cost $8,000)		8,000

MUNICIPAL SECURITIES — 6.9%
Connecticut — 0.7%
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series V-1
(VRDN)
0.010%, 09/01/15	7,800	7,800

Mississippi — 1.2%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series C (VRDN)
0.010%, 09/02/15	6,000	6,000
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series E (VRDN)
0.010%, 09/01/15	8,000	8,000

		14,000

Ohio — 2.3%
Ohio State (GO) Series B (VRDN)
0.010%, 09/02/15	9,000	9,000
Ohio State Common Schools (GO)
Series B (VRDN)
0.010%, 09/02/15	3,455	3,455
Ohio State University (RB) Series B (VRDN)
0.010%, 09/02/15	14,115	14,115

		26,570

Texas — 1.7%
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.010%, 09/01/15	3,790	3,790
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.010%, 09/01/15	1,100	1,100
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.020%, 09/02/15	14,500	14,500

		19,390

Virginia — 1.0%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.010%, 09/02/15	5,100	5,100

	Par	Value
	(000)	(000)

Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series F (VRDN)
0.010%, 09/02/15	$5,700	$5,700

		10,800

Total Municipal Securities (Cost $78,560)		78,560

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Bank — 1.5%
Federal Home Loan Bank (DN)
0.125%, 10/09/15	4,600	4,599
0.100%, 10/23/15	4,000	3,999
0.155%, 11/20/15	9,000	8,997

		17,595

Total U.S. Government Agency Obligations (Cost $17,595)		17,595

U.S. TREASURY OBLIGATION — 1.2%

U.S. Treasury Note — 1.2%
0.103%, 10/31/16 (FRN)	13,700	13,697

Total U.S. Treasury Obligation (Cost $13,697)		13,697

	Number
	of Shares
MONEY MARKET FUND — 3.5%
BlackRock Liquidity Funds TempFund Portfolio
0.108%†† (A)	40,000,000	40,000

Total Money Market Fund (Cost $40,000)		40,000

	Par
	(000)
REPURCHASE AGREEMENTS — 16.8%

Credit Suisse Securities LLC

0.130% (dated 08/31/15, due 09/01/15, repurchase price $30,000,108, collateralized by U.S. Treasury Note, 2.000%, due 02/15/25, total value $30,603,470)	$30,000	30,000

Goldman Sachs & Co.

0.110% (dated 08/31/15, due 09/01/15, repurchase price $34,000,104, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.000% to 4.000%, due 04/01/35 to 07/01/45, total value $34,680,000)	34,000	34,000

See Notes to Schedules of Investments.

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued

HSBC Securities USA

0.120% (dated 08/31/15, due 09/01/15, repurchase price $27,000,090, collateralized by Federal National Mortgage Association Bonds, 3.000% to 4.500%, due 03/01/28 to 05/01/41, total value $27,541,514) (B)	$27,000	$ 27,000

0.110% (dated 08/31/15, due 09/01/15, repurchase price $5,000,015, collateralized by U.S. Treasury Note, 0.750%, due 06/30/17, total value $5,101,725) (B)	5,000	5,000

Merrill Lynch Pierce Fenner & Smith

0.100% (dated 08/31/15, due 09/01/15, repurchase price $61,891,172, collateralized by Government National Mortgage Association Bonds, 2.500% to 4.500%, due 03/20/28 to 08/20/45, total value $63,128,820)	61,891	61,891

Toronto Dominion Securities LLC

0.130% (dated 08/31/15, due 09/01/15, repurchase price $34,000,123, collateralized by U.S. Treasury Bond, 3.625, due 08/15/43, total value $34,680,088)	34,000	34,000

Total Repurchase Agreements (Cost $191,891)		191,891

TOTAL INVESTMENTS — 93.7% (Cost $1,072,358)*		1,072,358
Other Assets & Liabilities — 6.3%		72,071
TOTAL NET ASSETS — 100.0%		$1,144,429

* Also cost for Federal income tax purposes.

†  The rate shown is the effective yield at purchase date.

†† Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $32,000(000).

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $12,633 (000) and represents 1.1% of net assets as of August 31, 2015.

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Commercial Paper	$–	$242,898	$–	$242,898

Asset-Backed Securities	–	30,012	–	30,012

Certificates of Deposit	–	49,249	–	49,249

Commercial Paper	–	400,456	–	400,456

Corporate Bond	–	8,000	–	8,000

Money Market Fund	40,000	–	–	40,000

Municipal Securities	–	78,560	–	78,560

Repurchase Agreements	–	191,891	–	191,891

U.S. Government Agency Obligations	–	17,595	–	17,595

U.S. Treasury Obligation	–	13,697	–	13,697

Total Assets - Investments in Securities	$40,000	$1,032,358	$–	$1,072,358

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 23.9%
U.S. Treasury Bills† — 6.7%
0.052%, 09/10/15	$3,000	$3,000
0.050%, 09/17/15	2,000	2,000
0.138%, 10/15/15	2,000	2,000
0.066%, 10/29/15	2,000	2,000
0.081%, 11/12/15	5,000	4,999
0.048%, 12/03/15	1,500	1,500
0.195%, 12/10/15	1,900	1,899
0.088%, 12/17/15	1,500	1,499

		18,897

U.S. Treasury Notes — 17.2%
0.250%, 09/15/15	4,000	4,000
0.250%, 10/15/15	3,000	3,001
0.375%, 11/16/15	7,000	7,004
0.250%, 11/30/15	9,000	9,003
0.250%, 12/15/15	4,750	4,752
0.250%, 12/31/15	2,500	2,502
0.375%, 01/15/16	4,200	4,204
0.250%, 10/31/16	6,500	6,501
0.095%, 01/31/16 (FRN)	3,300	3,300
0.120%, 04/30/16 (FRN)	1,500	1,500
0.103%, 10/31/16 (FRN)	3,000	2,999

		48,766

Total U.S. Treasury Obligations (Cost $67,663)		67,663

	Number of Shares
MONEY MARKET FUND — 6.4%
Invesco Treasury Portfolio
0.020% (A)	18,123,489	18,123

Total Money Market Fund (Cost $18,123)		18,123

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 70.8%

Goldman Sachs & Co.

0.020% (dated 08/31/15, due 09/01/15, repurchase price $20,000,011, collateralized by U.S. Treasury Bill and U.S. Treasury Note, 0.000% to 2.125%, due 09/17/15 to 08/31/22, total value $20,400,068)	$20,000	$20,000

HSBC Securities USA

0.110% (dated 08/31/15, due 09/01/15, repurchase price $50,000,153, collateralized by U.S. Treasury Bond, 4.500%, due 08/15/39, total value $51,005,149)	50,000	50,000

Merrill Lynch Pierce Fenner & Smith

0.110% (dated 08/31/15, due 09/01/15, repurchase price $65,000,199, collateralized by U.S. Treasury Bond, 3.750%, due 11/15/43, total value $66,300,001)	65,000	65,000

Toronto Dominion Securities LLC

0.110% (dated 08/31/15, due 09/01/15, repurchase price $65,000,199, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 2.750% to 2.875, due 02/15/24 to 05/15/43, total value $66,300,020)	65,000	65,000

Total Repurchase Agreements (Cost $200,000)		200,000

TOTAL INVESTMENTS — 101.1% (Cost $285,786)*		285,786

Other Assets & Liabilities — (1.1)%		(3,209)

TOTAL NET ASSETS — 100.0%		$282,577

* Also cost for Federal income tax purposes.

†  The rate shown is the effective yield at purchase date.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$18,123	$–	$–	$18,123

Repurchase Agreements	–	200,000	–	200,000

U.S. Treasury Obligations	–	67,663	–	67,663

Total Assets - Investments in Securities	$18,123	$267,663	$–	$285,786

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  A d v a n t a g e  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5  ( U n a u d i t e d )

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”).

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on August 31, 2015 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

P N C  A d v a n t a g e  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5  ( U n a u d i t e d )

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. The Funds did not have any transfers between Levels during the three-month period ended August 31, 2015.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2015 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with a value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, a Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Yankee Obligations

Institutional Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

3. Affiliated Fund

The PNC Financial Services Group, Inc. owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of PNC Capital Advisors, LLC (the “Adviser”). The PNC Advantage Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Funds’ Schedule of Investments. During the three-month period ended August 31, 2015, the Fund had purchases of shares of the affiliated fund of $10,000,000.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to the Schedules of Investments.

On June 4, 2015, the Board approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Government Money Market Fund would be reorganized with and into PNC Government Money Market Fund, a money market fund organized under a separate trust and managed by the Adviser. The two funds had substantially similar investment objectives and their principal investment strategies were identical. The reorganization was completed after the close of business on September 11, 2015.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	October 28, 2015

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	October 28, 2015

* Print the name and title of each signing officer under his or her signature.